OTHER INCOME	12 Months Ended
Dec. 31, 2024
OTHER INCOME
OTHER INCOME

NOTE 12 – OTHER INCOME

On January 10, 2022 (the “effective date”), the Company entered into a settlement agreement with a third party related to patent infringement. The term of this settlement agreement is from the effective date and terminates on December 31, 2024 (the “termination date”). The third party will pay a 7% royalty fee to the Company on the sale of its products through the termination date. For the year ended December 31, 2024 and since the effective date of this agreement, the Company recorded $4,945 in other income related to the royalty fees. The Company also recorded a $6,000 gain on conversion of accounts payable to common stock.